LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 1,388,192	¥ 512,387
Secured short-term loans and borrowings	264,004	4,127,287
Short-term borrowings	¥ 1,652,196	¥ 4,639,674